Restricted cash	12 Months Ended
Dec. 31, 2021
Restricted Cash
Restricted cash	Note 8. Restricted cash Restricted cash as at December 31, 2021 relates to the capital subscription of a new group entity which had not yet been incorporated as at December 31, 2021.